Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
2020 Acquisitions [Member]
Summary of Allocation of Purchase Price/Acquisition Costs
The following is a summary of the allocation of the purchase price in the above transactions.

Total
Property, plant and equipment	$13,376
Site locations	27,902
Non-competition agreements	140
Customer lists and contracts	3,979
Asset acquisition costs	154
Current assets	3
Current liabilities	(295)
Operating right of use assets	7,269
Operating lease liabilities	(6,368)

$46,160

2019 Acquisitions [Member]
Summary of Allocation of Purchase Price/Acquisition Costs

Total
Property, plant and equipment	$37,988
Site locations	131,208
Non-competition agreements	240
Customer lists and contracts	23,032
Asset acquisition costs	756
Other intangibles	3,115
Goodwill	29,360
Current assets	1,860
Current liabilities	(832)
Operating right of use assets	23,934
Operating lease liabilities	(21,573)
Other liabilities	(1,500)

$227,588

2019 Acquisitions Excluding Fairway Assets [Member]
Summary of Unaudited Pro Forma Financial Information
The following unaudited pro
f
orma financial information for the Company gives effect to the 2019 and 2018 acquisitions as if they had occurred on January 1, 2018. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2019	2018
	(unaudited)
Net revenues	$1,764,493	$1,724,821
Net income applicable to common stock	$369,300	$292,012
Net income per common share — basic	$3.69	$2.96
Net income per common share — diluted	$3.68	$2.95